SUPPLEMENT DATED NOVEMBER 10, 2025
TO

PROSPECTUSES AND UPDATING SUMMARY PROSPECTUSES
EACH DATED MAY 1, 2025, FOR
LARGE CASE VARIABLE UNIVERAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G
This Supplement supersedes and replaces the supplement dated October 20, 2025, to the above-referenced Prospectuses.
This supplement provides important information regarding the following three investment options (collectively, the “Funds”) available under your Policy:

1.	Delaware VIP® Trust: Macquarie VIP Small Cap Value Series
2.	Lincoln Variable Insurance Products Trust: LVIP Macquarie SMID Cap Core Fund
3.	Lincoln Variable Insurance Products Trust: LVIP Macquarie U.S. REIT Fund

On April 21, 2025, Macquarie Group Limited, together with certain affiliates, and Nomura Holding America Inc. ("Nomura"), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management's US and European public investments business. The transaction is anticipated to close on or about December 1, 2025 (the “Closing Date”). As summarized in the table below, the Funds’ names will change on the Closing Date, and some of the Funds’ investment advisory arrangements will change as well.

FUND NAME		INVESTMENT MANAGEMENT ARRANGEMENT
Current	On Closing Date	Current	On Closing Date
Macquarie VIP Small Cap Value Series	Nomura VIP Small Cap Value Series	Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	Adviser: Delaware Management Company
LVIP Macquarie SMID Cap Core Fund	LVIP Nomura SMID Cap Core Fund	Adviser: Lincoln Financial Investments Corporation Subadviser: Delaware Investments Fund Advisers Sub-Subadviser: Macquarie Investment Management Global Limited	Adviser: Lincoln Financial Investments Corporation Subadviser: Nomura Investments Fund Advisers
LVIP Macquarie U.S. REIT Fund	LVIP Nomura U.S. REIT Fund	Adviser: Lincoln Financial Investments Corporation Subadviser: Delaware Investments Fund Advisers Sub-Subadviser: Macquarie Investment Management Global Limited	Adviser: Lincoln Financial Investments Corporation Subadviser: Nomura Investments Fund Advisers Sub-Subadviser: Macquarie Investment Management Global Limited

For more information about the transaction and its effects, please refer to the Funds’ prospectuses.

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE
PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE